Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Sep. 23, 2018	Sep. 24, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income/(Loss)	$ 108	$ (356)
Adjustments to reconcile net income/(loss) to cash provided by/(used in) operating activties:
Impairment of fixed assets and other assets		148
Stock compensation expense	101	10
Depreciation and amortization	129	304
Amortization of intangible assets definite-lived	10	10
Amortization of debt issue costs	5	11
Gain/(Loss) on sale of assets	(4)	2
Provision for bad debt	24	124
Changes in operating assets and liabilities:
Accounts receivable	296	529
Inventories		(12)
Prepaid expenses, deposits and other, net	(79)	(194)
Deferred revenue	234	(534)
Accounts payable - trade	23	(907)
Deferred tax assets	17
Accrued expenses, deferred rent and other	(274)	(183)
Cash provided by (used in) operating activities	590	(1,048)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of assets	4
Purchase of intangible assets definite-lived		(7)
Capital expenditures	(10)	(363)
Cash used in investing activities	(6)	(370)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of stock	36	4,943
Cash provided by financing activities	36	4,943
Net increase in cash and cash equivalents	620	3,525
Cash and cash equivalents, beginning of period	1,386	451
Cash and cash equivalents, end of period	2,006	3,976
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Interest	2
Income taxes	4
Non-cash activities:
Capital expenditures included in accounts payable		164
Conversion of notes to equity